LEASE	12 Months Ended
Dec. 31, 2020
LEASE
LEASE

NOTE 25 – LEASE

Lease liabilities refer mainly to property, vehicle, equipment and energy supply contracts signed with the PIEs in 2005 for 20 years with Amazonas Energia that were transferred to Amazonas GT during the unbundling process and, the latter, already classified as finance leases prior to the adoption of IFRS 16. The Company changed the manner in which it accounts for leases on January 1, 2019.

The change in liabilities is shown in the table below:

	12/31/2020	12/31/2019
Opening balance	1,207,189	976,115
Initial adoption	—	340,225
New contracts / Remeasurements	37,285	211,375
Interest Incurred	365,596	338,163
Payments	(556,876)	(547,226)
Write-offs	—	(111,463)
Final balance	1,053,194	1,207,189

Current	217,321	219,484
Non-current	835,873	987,705
Total	1,053,194	1,207,189

Fixed and variable rents, as well as those related to short-term and low-value contracts, for the years ending December 31, 2020 and 2019 were as follows:

	12/31/2020	12/31/2019
Short-term leases	23,552	52,771
Low-cost leases	23,452	40,592
Variable lease expenses	824	3,822

The maturities of non-current liabilities are shown in the table below:

12/31/2020
2022	40,244
2023	153,623
2024	147,866
2025	379,113
2026	37,864
After 2026	77,163
Total	835,873

The table below shows that the potential right of PIS/COFINS to recover is embedded in the lease consideration, according to the period foreseen for payment.

	12/31/2020	12/31/2019
Lease consideration	556,876	547,226
Potential PIS/COFINS (9.25%)	51,511	50,618

Accounting policy

The Company recognizes lease liabilities measured at present value of lease payments without reflecting projected future inflation. Payments are discounted at the company's incremental rate on loans, as interest rates implicit in lease agreements with third parties cannot normally be readily determined.

Remeasurements reflect changes arising from contractual rates or indexes, as well as in lease terms due to new expectations of lease extensions or terminations (with corresponding adjustment in the related use right). Remeasurements are recognized in the lease liability as an adjustment to the right-of-use asset.

Interest and other financial expenses are recognized in the income statement during the lease period, in order to produce a constant periodic rate of interest on the remaining balance of the liability for each period, while payments reduce their carrying amount. The use right acquired through a finance lease is classified as Non-Current Assets and is depreciated over the lease term.